SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment
Category	Estimated useful lives
Vehicles	3-4 years
In-car equipment	3 years
Office furniture and equipment	5 years
Software	3 - 5 years
Building	39 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful life - 1-5 years

Schedule of the fair value of financial instruments
	As of December 31, 2015		As of December 31, 2016
	Nominal Unpaid		Nominal Unpaid
	Principal Balance	Aggregate Fair Value	Principal Balance	Aggregate Fair Value
Long-term borrowings, including current portion	1,166,594,365	1,217,498,714	1,747,583,173	1,755,993,820
2018 Senior Notes	1,298,720,000	1,288,637,887	1,387,400,000	1,458,866,346
Total long-term debt	2,465,314,365	2,506,136,601	3,134,983,173	3,214,860,166

Schedule of share-based compensation expense
	For the years ended December 31,
	2014	2015	2016
Cost of revenues	133,801	361,951	839,543
Selling and marketing expenses	489,831	894,680	401,498
General and administrative expenses	12,057,509	12,726,615	14,799,906
Total	12,681,141	13,983,246	16,040,947